Net financial income/(expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income expense [Abstract]
Financial income from infrastructure project financing	€ 24	€ 43	€ 34
Financial expense from infrastructure project financing	(372)	(382)	(362)
Financial result on financing of infrastructure projects	(348)	(339)	(328)
Net financial income expense from derivatives and other fair value adjustments infrastructure project companies	8	9	13
Other net financial income expense infrastructure project companies	(84)	(81)	(57)
Result on derivatives and other financial results infrastructure projects	(76)	(72)	(44)
Financial result of infrastructure projects	(424)	(411)	(372)
Financial income other companies	123	169	216
Financial expense other companies	(66)	(95)	(105)
Financial result on financing excluding infrastructure projects	57	74	111
Financial assets at value of changes in results	82	574	11
Other net financial income expense other companies	(80)	37	20
Result on derivatives and other financial results excluding infrastructure projects	2	611	31
Financial result excluding infrastructure projects	59	685	142
Finance income (cost)	€ (365)	€ 274	€ (230)
Change in percentage of financial income from infrastructure project financing	(44.00%)	26.00%
Change in percentage of financial expense from infrastructure project financing	(3.00%)	6.00%
Change in percentage of financial result on financing of infrastructure projects	3.00%	3.00%
Change in percentage of net financial income expense from derivatives and other fair value adjustments infrastructure project companies	(11.00%)	(31.00%)
Change in percentage of other net financial income expense infrastructure project companies	4.00%	42.00%
Change in percentage of result on derivatives and other financial results infrastructure projects	6.00%	64.00%
Change in percentage of financial result of infrastructure projects	3.00%	10.00%
Change in percentage of financial income other companies	(27.00%)	(22.00%)
Change in percentage of financial expense other companies	(31.00%)	(10.00%)
Change in percentage of financial result on financing excluding infrastructure projects	(23.00%)	(33.00%)
Change in percentage of net financial income expense from derivatives and other fair value adjustments other companies	(86.00%)	5118.00%
Change in percentage of other net financial income expense other companies	(316.00%)	85.00%
Change in percentage of result on derivatives and other financial results excluding infrastructure projects	(100.00%)	1871.00%
Change in percentage of financial result excluding infrastructure projects	(91.00%)	382.00%
Change in percentage of finance income cost	(233.00%)	(219.00%)